FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying value
Trade payables and payables to merchants	₺ 10,562,999	₺ 9,699,421
Lease liabilities	276,393	432,309
Bank borrowings	186,281	39,501
Wallet deposits	188,412	187,006
Due to related parties	4,638	9,192
Total	11,218,723	10,367,429
Contractual undiscounted cash flow
Trade payables and payables to merchants	10,780,172	9,726,123
Lease liabilities	368,354	538,667
Bank borrowings	188,376	47,833
Wallet deposits	188,412	187,006
Due to related parties	4,638	9,192
Total	11,529,952	10,508,821
Up to 3 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	10,284,474	9,726,123
Lease liabilities	66,260	78,715
Bank borrowings	179,618	9,377
Wallet deposits	188,412	187,006
Due to related parties	4,638	9,192
Total	10,723,402	10,010,413
3 - 12 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	495,698
Lease liabilities	129,290	216,571
Bank borrowings	5,809	18,018
Total	630,797	234,589
1 - 5 years
Contractual undiscounted cash flow
Lease liabilities	172,804	243,381
Bank borrowings	2,949	20,438
Total	₺ 175,753	₺ 263,819